Income Taxes (Details) - Schedule of reconciliation of unrecognized tax benefits - USD ($) $ in Thousands	12 Months Ended
	Jul. 03, 2022	Jun. 27, 2021
Schedule Of Reconciliation Of Unrecognized Tax Benefits Abstract
Balance at beginning of year	$ 26	$ 22
Additions for tax positions of prior years	1	4
Reductions for tax positions of prior years
Tax settlements
Balance at end of year	$ 27	$ 26